UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                     811-2192

The Dreyfus Premier Third Century Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	8/31/2008

FORM N-Q

Item 1.

Schedule of Investments.
STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
August 31, 2008 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Consumer Discretionary--8.6%
Autoliv	23,900	917,521
Choice Hotels International	67,100 a	1,811,029
Coach	107,650 b	3,120,773
Deckers Outdoor	8,700 a,b	989,103
DeVry	30,400	1,568,032
Gap	205,300	3,993,085
McDonald's	47,950	2,975,297
NIKE, Cl. B	63,600 a	3,854,796
TJX Cos.	93,150	3,375,756
Walt Disney	148,350	4,799,122
Weight Watchers International	34,600	1,370,160
		28,774,674
Consumer Staples--10.9%
Bare Escentuals	53,250 a,b	662,430
Costco Wholesale	88,200	5,914,692
General Mills	37,000	2,448,660
Kimberly-Clark	73,250	4,518,060
PepsiCo	173,900	11,908,672
Procter & Gamble	122,350	8,536,360
SYSCO	77,600	2,470,008
		36,458,882
Energy--9.6%
Anadarko Petroleum	98,100	6,055,713
Cimarex Energy	66,700	3,704,518
EnCana	27,500	2,059,750
ENSCO International	58,400 a	3,958,352
National Oilwell Varco	55,250 b	4,073,582
Nexen	114,400	3,577,288
Noble	81,700	4,108,693
SEACOR Holdings	15,150 a,b	1,335,472
Smith International	46,150 a	3,216,655
		32,090,023
Financial--6.8%
BlackRock	18,900	4,106,025
Chubb	50,000	2,400,500
Northern Trust	70,100	5,635,339
PNC Financial Services Group	65,200	4,691,140
SVB Financial Group	29,900 a,b	1,675,895
TD Ameritrade Holding	92,150 b	1,882,624
Travelers Cos.	52,800	2,331,648
		22,723,171
Health Care--13.1%
Aetna	86,650	3,738,081
Alcon	18,250	3,107,792
Amgen	93,600 b	5,882,760
AstraZeneca Group, ADR	52,600 a	2,561,620
Becton, Dickinson & Co.	70,200	6,134,076
Genzyme	79,850 b	6,252,255
Johnson & Johnson	96,200	6,775,366
Novartis, ADR	28,300	1,574,612
WellPoint	94,950 b	5,012,410
Zimmer Holdings	36,000 b	2,606,040
		43,645,012

Industrial--13.9%
3M	58,400	4,181,440
Danaher	32,400 a	2,642,868
Donaldson	28,350	1,244,848
Emerson Electric	198,850	9,306,180
Equifax	47,500	1,678,175
First Solar	7,950 b	2,199,368
Herman Miller	106,100 a	2,985,654
Nordson	30,200 a	1,619,626
Quanta Services	64,900 a,b	2,072,906
Rockwell Collins	81,150	4,267,679
Ryder System	25,800	1,664,616
United Technologies	121,350	7,959,347
Wabtec	27,800	1,642,146
Woodward Governor	53,500	2,478,655
		45,943,508
Information Technology--24.5%
Accenture, Cl. A	105,550	4,365,548
Apple	57,300 b	9,714,069
Applied Materials	184,250	3,301,760
Google, Cl. A	14,850 b	6,879,857
Hewitt Associates, Cl. A	58,950 b	2,370,380
International Business Machines	117,000	14,242,410
MasterCard, Cl. A	15,900	3,856,545
Microsoft	487,900	13,314,791
News, Cl. B	392,450	5,635,582
Nortel Networks	8,324 b	50,194
QUALCOMM	126,800	6,676,020
STMicroelectronics (New York
Shares)	102,700 a	1,346,397
Symantec	96,100 b	2,143,991
Texas Instruments	235,850	5,780,684
Xerox	110,900	1,544,837
		81,223,065
Materials--3.5%
Air Products & Chemicals	44,500	4,087,325
Calgon Carbon	77,550 a,b	1,654,142
Nucor	44,600	2,341,500
Praxair	40,100	3,602,584
		11,685,551
Semiconductors--5.0%
Cisco Systems	304,400 b	7,320,820
EMC	209,650 b	3,203,452
Intel	144,400	3,302,428
National Semiconductor	132,200 a	2,833,046
		16,659,746
Telecommunication Services--.7%
Windstream	192,500	2,390,850
Utilities--2.3%
NiSource	122,000 a	2,010,560
Sempra Energy	78,400	4,540,928
WGL Holdings	32,900 a	1,059,380
		7,610,868
Total Common Stocks
(cost $301,604,149)		329,205,350
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
2.78%, 9/15/08

(cost $100,000)	100,000	100,000

Other Investment--1.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,738,000)	3,738,000 [c]	3,738,000

Investment of Cash Collateral for
Securities Loaned--8.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $26,659,956)	26,659,956 [c]	26,659,956

Total Investments (cost $332,102,105)	108.0%	359,703,306
Liabilities, Less Cash and Receivables	(8.0%)	(26,564,953)
Net Assets	100.0%	333,138,353

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At August 31, 2008, the total market value of the fund's securities on loan is $25,537,372 and the total market value of the collateral held by the fund is $26,659,956.

b	Non-income producing security.

c	Investment in affiliated money market mutual fund.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $332,102,105.

Net unrealized appreciation on investments was $27,601,201 of which $38,797,313 related to appreciated investment securities and $11,196,112 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	359,603,306		0

Level 2 - Other Significant Observable Inputs	100,000		0

Level 3 - Significant Unobservable Inputs	0		0

Total	359,703,306		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized reported within the required time periods and that information required to be disclosed by the Registrant the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Premier Third Century Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)